INTEREST RATE DERIVATIVE (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest Rate Derivatives [Abstract]
Floating rate trust preferred debenture face amount	$ 5,000,000
Variable rate basis	3-month LIBOR
Interest Rate Swap | Designated as Hedging Instrument | Other Liabilities
Cash flow hedge [Abstract]
Fair value of derivative liability	123,000		135,000	195,000
Interest Rate Swap
Derivative [Line Items]
Notional amount	2,000,000
Remaining term	7 years
Fixed interest rate (in hundredths)	4.96%
Accumulated Other Comprehensive Income Derivatives, Pretax [Roll Forward]
Balance as of beginning of period	(135,000)	(195,000)	(195,000)	(200,000)
Amount of losses recognized in other comprehensive income	(3,000)		(2,000)	(53,000)
Amount of loss reclassified from other comprehensive income and recognized as interest expense	15,000	15,000	62,000	58,000
Balance as of end of period	(123,000)	(180,000)	(135,000)	(195,000)
Cash under collateral arrangements	$ 200,000		$ 200,000